Annual Operating Expenses {- Franklin Municipal Green Bond Fund} - Franklin Municipal Green Bond Fund-04 - Franklin Municipal Green Bond Fund	Mar. 08, 2021
Class A
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	2.62%	[1]
Total annual Fund operating expenses	3.50%	[1],[2]
Fee waiver and/or expense reimbursement	(2.79%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%	[1],[2]
Class C
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	0.65%	[1]
Other expenses	2.62%	[1]
Total annual Fund operating expenses	3.90%	[1],[2]
Fee waiver and/or expense reimbursement	(2.79%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.11%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.63%	[1]
Distribution and service (12b-1) fees	none	[1]
Other expenses	2.62%	[1]
Total annual Fund operating expenses	3.25%	[1],[2]
Fee waiver and/or expense reimbursement	(2.79%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.46%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	2.62%
Total annual Fund operating expenses	3.25%	[2]
Fee waiver and/or expense reimbursement	(2.79%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.46%	[2]

[1]

1. The Fund will begin offering Class A, Class C and Class R6 shares on July 24, 2020. Other expenses for Class A, Class C and Class R6 shares are based on estimated amounts for the current fiscal year.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.46% until June 30, 2021. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until June 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates.